Changes in Equity and Earnings Per Share - Summary of Weighted Average Number of Ordinary and Restricted Shares (Detail) - USD ($) shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [line items]
Issued ordinary and restricted shares at 1 January, net of treasury shares	1,984	1,981
Effect of stock lending	30	30
Effect of delivery of treasury shares	2	1
Weighted average number of ordinary and restricted shares at 30 June	2,016	2,012
Effect of share options, warrants and restricted stock units	38	35
Weighted average number of ordinary and restricted shares (diluted) at 30 June	2,054	2,047
Profit attributable to equity holders of AB InBev	$ 1,977	$ 1,692	[1],[2]
Net impact of exceptional items on profit (refer to Note 7)	750	1,006	[1]
Profit before exceptional items, attributable to equity holders of AB InBev	2,727	2,698	[1]
Hyperinflation impacts	35	(26)	[1]
Underlying profit	$ 2,762	$ 2,672	[1]
Ordinary restricted shares [member]
Disclosure of information about weighted average number of ordinary and restricted shares outstanding [line items]
Weighted average number of ordinary and restricted shares at 30 June	2,016	2,012

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in exceptional net finance income/(cost). The 2022 presentation was amended to conform to the 2023 presentation.
[2]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(cost). The 2022 presentation was amended to conform to the 2023 presentation.